Derivative financial instruments	12 Months Ended
Dec. 31, 2023
Derivative financial instruments
Derivative financial instruments

18.Derivative financial instruments

The derivative instruments have been classified as fair value through profit or loss. The instruments are measured at fair value with the resultant gains or losses recognized in the statement of loss and other comprehensive income/(loss). The related net foreign exchange gain/(loss) is included in finance income (note 10) and finance costs (note 11).

The underlying contractual notional amount for the derivative instruments is as follows, as of December 31, of each of the following years:

	2023	2022
	$'000	$'000
Derivative instruments
Foreign exchange swaps*	125,000	160,448
Embedded options within listed bonds	1,940,000	1,940,000
	2,065,000	2,100,448

*Note that these foreign exchange swaps are expected to be settled in the next 12 months from December 31, 2023.

The fair value balances are as follows:

	2023	2022
	$'000	$'000
Derivative instruments
Foreign exchange swaps	(68,133)	(1,393)
Interest rate caps	565	821
Embedded options within listed bonds	1,540	5,300
	(66,028)	4,728

The change in fair value of the derivative instruments has been recorded in the statement of loss and other comprehensive income/(loss) as follows:

	2023	2022	2021
	$'000	$'000	$'000
Derivative instruments
Foreign exchange swaps/non‑deliverable forwards	(92,151)	(1,599)	(3,897)
Interest rate caps	163	(89)	—
Embedded options within listed bonds	(3,760)	(159,889)	604
Embedded options within revenue contracts	—	—	7,231
	(95,748)	(161,577)	3,938

The credit ratings of the Group’s derivative financial instrument assets at December 31, 2023 and 2022 based on publicly reported Fitch ratings were:

	2023	2022
	$'000	$'000
Derivative financial instrument assets
Not rated	2,105	6,121
	2,105	6,121

Refer to note 4(a) for further information on the derivative financial instruments.

Reconciliation of movements

	2023	2022
	$'000	$'000
Foreign exchange swaps/non-deliverable forwards
Opening balance	(1,393)	(3,771)
Fair value loss (unrealized foreign exchange on open contracts)	(92,151)	(1,599)
Foreign exchange gain	25,831	780
Cash flow on settlement	(420)	3,197
	(68,133)	(1,393)